UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim              New York, NY                     5/15/09
---------------              ------------                     --------
  [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
TITLE OF                          VALUE     SHRS/       SH/  PUT/    INVESTMENT      OTHER                VOTING AUTHORITY
CLASS               CUSIP         (x$1000)  PRN AMT     PRN  CALL    DISCRETION      MANAGERS      SOLE     SHARED      NONE
------------------  ------------- --------- ----------- ---- ------- --------------- ------------- ------  ------------ ----------
COM                 060505104          491      72,000  PUT             DEFINED          01         72,000
COM                 14040H105          321      24,800  PUT             DEFINED          01         24,800
COM                 198516106          245       8,200  SH              DEFINED          01          8,200
NAMEN AKT           D18190898          203       5,000  PUT             DEFINED          01          5,000
COM                 25848T109           92     158,200  SH              DEFINED          01        158,200
COM                 23332B106          233      54,000  SH              DEFINED          01         54,000
NOTE 3.250%11/1     270321AA0          949   1,000,000  PRN             DEFINED          01                             1,000,000
NOTE 2.500% 4/1     29444UAF3        1,670   2,000,000  PRN             DEFINED          01                             2,000,000
COM                 38141G104          848       8,000  PUT             DEFINED          01          8,000
COM                 443683107          448      38,300  PUT             DEFINED          01         38,300
BARCLYS 20+ YR      464287432        6,871      65,000  PUT             DEFINED          01         65,000
RUSSELL 2000        464287655        1,262      30,000  PUT             DEFINED          01         30,000
DJ US REAL EST      464287739        3,182     125,000  PUT             DEFINED          01        125,000
CL A                482686102          130      15,200  SH              DEFINED          01         15,200
COM                 55261F104          611      13,500  PUT             DEFINED          01         13,500
COM                 59156R108        1,196      52,500  PUT             DEFINED          01         52,500
COM NEW             617446448          410      18,000  PUT             DEFINED          01         18,000
COM                 651639106          228       5,100  SH              DEFINED          01          5,100
COM                 682128103          514      76,500  SH              DEFINED          01         76,500
COM                 693475105        1,517      51,800  PUT             DEFINED          01         51,800
UNIT SER 1          73935A104        9,096     300,000  PUT             DEFINED          01        300,000
COM                 750077109          466     114,700  SH              DEFINED          01        114,700
COM                 75605L104           58      25,000  SH              DEFINED          01         25,000
SBI INT-FINL        81369Y605        1,101     125,000  PUT             DEFINED          01        125,000
GOLD SHS            78463v107          334       3,700  SH              DEFINED          01          3,700
UNIT SER 1          78462F103       30,974     389,500  PUT             DEFINED          01        389,500
COM NEW             852857200          276      28,500  SH              DEFINED          01         28,500
COM                 871206108           99      37,200  SH              DEFINED          01         37,200
COM                 949746101          428      30,000  PUT             DEFINED          01         30,000
COM                 989701107          177      18,000  PUT             DEFINED          01         18,000

                 30                 64,430


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:         64,430
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC




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